Label	Element	Value
Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco MSCI Global Climate 500 ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
3.
The fourth paragraph in the section titled Principal Investment Strategies of the Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Statutory Prospectus is deleted and replaced with the following:
To construct the Underlying Index, the Index Provider conducts screens on the universe of companies within the MSCI ACWI ex Select Countries Index (the “Parent Index”) to exclude companies in the business of controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons apply only to companies classified (based on the Index Provider’s methodology) in countries that are neither members of the North Atlantic Treaty Organization (“NATO”), NATO Indo-Pacific partners (as determined by the Index Provider), nor Switzerland. Exclusions for companies in the business of thermal coal mining and thermal coal-based power generation are based on criteria that evaluates if such companies do not have at least one active carbon emissions reduction target approved by the Science Based Targets initiative (“SBTi”), and a certain percentage of revenue thresholds.
4.
The last sentence of the sixth paragraph in the section titled Principal Investment Strategies of the Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Statutory Prospectus is deleted and replaced with the following:
The final portfolio of securities is constructed according to certain constraints within the Underlying Index methodology that are designed to minimize the Parent Index’s exposure to physical and transition risks of climate change:
●
at least a 6% average reduction per year in greenhouse gas (“GHG”) emissions related to a company’s enterprise value including cash, taking into account Scope 1 and 2 emissions relative to the GHG Intensity of the Parent Index. Scope 1 emissions are direct GHG emissions that occur from sources that are controlled or owned by an organization. Scope 2 emissions are indirect GHG emissions generated in the production of electricity consumed by the organization. GHG Intensity measures a company’s Scope 1 and 2 emissions relative to its enterprise value including cash.
●
at least a 20% increase, relative to the Parent Index, in the aggregate weight of companies having one or more active carbon emissions reduction target(s) approved by the SBTi, starting from December 2021.
Please Retain This Supplement for Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 28, 2026 TO THE PROSPECTUSES
and statement of additional information
DATED February 27, 2026 OF:
Invesco MSCI Global Climate 500 ETF (KLMT)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Underlying Index”). MSCI Inc. (the “Index Provider”) has announced certain changes to the name and methodology of the Underlying Index, which are effective June 1, 2026. Accordingly, effective June 1, 2026, the Fund’s Prospectuses and Statement of Additional Information are revised as follows: